ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations By Type (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Goodwill	$ 20,227	$ 14,714	$ 14,550
Gross carrying amount [member]
Disclosure of detailed information about business combination [line items]
Goodwill	21,216	15,539	$ 15,412
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	8,585	5,244
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	8,979	6,634
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill	1,248	1,404
Deferred income tax assets	0
Renewable Power
Disclosure of detailed information about business combination [line items]
Goodwill	966	970
Deferred income tax assets	0
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	586
Accounts receivable and other	1,485
Inventory	721
Equity accounted investments	72
Investment properties	988
Property, plant and equipment	17,235
Identifiable intangible assets recognised as of acquisition date	8,336
Deferred income tax assets	15
Total assets	36,029
Accounts payable and other	(5,401)
Non-recourse borrowings	(9,257)
Deferred income tax liabilities	(2,758)
Non-controlling interests	(183)
Total liabilities	(17,599)
Identifiable assets acquired (liabilities assumed)	18,430
Consideration transferred, acquisition-date fair value	18,430
Total | Gross carrying amount [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		143
Accounts receivable and other		1,925
Inventory		67
Property, plant and equipment		8,079
Identifiable intangible assets recognised as of acquisition date		625
Goodwill		145
Deferred income tax assets		46
Total assets		11,030
Accounts payable and other		(2,800)
Non-recourse borrowings		(3,842)
Deferred income tax liabilities		(34)
Non-controlling interests		(274)
Total liabilities		(6,950)
Identifiable assets acquired (liabilities assumed)		4,080
Consideration transferred, acquisition-date fair value		4,080
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	288	105
Accounts receivable and other	826	1,441
Inventory	690	12
Equity accounted investments	20
Property, plant and equipment	2,518	84
Identifiable intangible assets recognised as of acquisition date	4,535	27
Goodwill	3,960	63
Deferred income tax assets	6	31
Total assets	12,843	1,763
Accounts payable and other	(1,811)	(55)
Non-recourse borrowings	(132)	(1,016)
Deferred income tax liabilities	(1,215)	0
Non-controlling interests	(22)	(227)
Total liabilities	(3,180)	(1,298)
Identifiable assets acquired (liabilities assumed)	9,663	465
Consideration transferred, acquisition-date fair value	9,663	465
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	217	0
Accounts receivable and other	455	408
Inventory	23	0
Equity accounted investments	0
Property, plant and equipment	10,179	7,334
Identifiable intangible assets recognised as of acquisition date	3,734	532
Goodwill	2,400	27
Deferred income tax assets	9	0
Total assets	17,017	8,301
Accounts payable and other	(3,271)	(2,518)
Non-recourse borrowings	(6,698)	(2,356)
Deferred income tax liabilities	(1,430)	(22)
Non-controlling interests	(156)	0
Total liabilities	(11,555)	(4,896)
Identifiable assets acquired (liabilities assumed)	5,462	3,405
Consideration transferred, acquisition-date fair value	5,462	3,405
Total | Renewable Power and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	3	38
Accounts receivable and other	100	76
Inventory	6	55
Equity accounted investments	45
Property, plant and equipment	2,366	661
Identifiable intangible assets recognised as of acquisition date	0	66
Goodwill	118	55
Deferred income tax assets	0	15
Total assets	2,638	966
Accounts payable and other	(188)	(227)
Non-recourse borrowings	(975)	(470)
Deferred income tax liabilities	0	(12)
Non-controlling interests	(2)	(47)
Total liabilities	(1,165)	(756)
Identifiable assets acquired (liabilities assumed)	1,473	210
Consideration transferred, acquisition-date fair value	1,473	$ 210
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	78
Accounts receivable and other	104
Inventory	2
Equity accounted investments	7
Investment properties	988
Property, plant and equipment	2,172
Identifiable intangible assets recognised as of acquisition date	67
Goodwill	113
Deferred income tax assets	0
Total assets	3,531
Accounts payable and other	(131)
Non-recourse borrowings	(1,452)
Deferred income tax liabilities	(113)
Non-controlling interests	(3)
Total liabilities	(1,699)
Identifiable assets acquired (liabilities assumed)	1,832
Consideration transferred, acquisition-date fair value	$ 1,832